Stock-Based Compensation Plans (Tables)	9 Months Ended
Sep. 30, 2021
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Summary of Options Outstanding and Exercisable
The following tables summarize information related to the Company’s stock-based compensation plans:

	Units Outstanding	Units Exercisable
As at September 30, 2021	(thousands)	(thousands)
Stock Options With Associated Net Settlement Rights	27,882	17,556
Cenovus Replacement Stock Options	12,799	8,771
Performance Share Units	7,208	—
Restricted Share Units	6,182	—
Deferred Share Units	1,557	1,557
The weighted average exercise price of NSRs and Cenovus replacement stock options outstanding as at September 30, 2021, was $13.07 and $15.10, respectively.

	Units Granted	Units Vested and Exercised/ Paid Out
For the nine months ended September 30, 2021	(thousands)	(thousands)
Stock Options With Associated Net Settlement Rights	6,345	32
Cenovus Replacement Stock Options	18,882	607
Performance Share Units	6,173	8,086
Restricted Share Units	6,432	8,342
Deferred Share Units	342	126

Summary of Stock-Based Compensation
The following table summarizes the stock-based compensation expense (recovery) recorded for all plans:

	Three Months Ended		Nine Months Ended
For the periods ended September 30,	2021	2020	2021	2020
Stock Options With Associated Net Settlement Rights	3	3	11	9
Cenovus Replacement Stock Options	3	—	17	—
Performance Share Units	9	(2)	30	(9)
Restricted Share Units	11	(3)	28	(8)
Deferred Share Units	2	(1)	11	(7)
Stock-Based Compensation Expense (Recovery)	28	(3)	97	(15)
Stock-Based Compensation Costs Capitalized	2	1	5	(4)
Total Stock-Based Compensation	30	(2)	102	(19)